Note 19 - Segment Information (Details) - Reportable Segment’s Results Of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		18 Months Ended
	Jun. 30, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014
Segment Reporting Information [Line Items]
Net Sales	$ 189,132	$ 67,155	[1]	$ 188,433	$ 189,992	$ 182,132	$ 182,395	$ 180,427	$ 186,203	$ 182,195	$ 372,124	$ 118,239	$ 627,712	$ 731,220	$ 728,773	$ 372,858
Depreciation and Amortization												12,778	32,835	42,193	46,745
Operating (loss) Profit	5,606				36,632						66,408	(195,632)	91,749	115,097	55,948	9,598
Operating (loss) Profit	189,132	67,155	[1]	188,433	189,992	182,132	182,395	180,427	186,203	182,195	372,124	118,239	627,712	731,220	728,773	372,858
Foreign Sales [Member] | UNITED KINGDOM
Segment Reporting Information [Line Items]
Net Sales												17,756	93,395	115,160	113,129
Operating (loss) Profit												17,756	93,395	115,160	113,129
Foreign Sales [Member] | CHINA
Segment Reporting Information [Line Items]
Net Sales												13,524	64,179	66,294	72,763
Operating (loss) Profit												13,524	64,179	66,294	72,763
Foreign Sales [Member] | Other Countries [Member]
Segment Reporting Information [Line Items]
Net Sales												55,453	293,748	344,199	355,401
Operating (loss) Profit												55,453	293,748	344,199	355,401
Foreign Sales [Member]
Segment Reporting Information [Line Items]
Net Sales												86,733	451,322	525,653	541,293
Operating (loss) Profit												86,733	451,322	525,653	541,293
Industrial Group [Member]
Segment Reporting Information [Line Items]
Net Sales												67,807	353,397	411,091	409,251
Operating (loss) Profit												67,807	353,397	411,091	409,251
Electronic Group [Member]
Segment Reporting Information [Line Items]
Net Sales												24,864	128,426	148,429	159,327
Operating (loss) Profit												24,864	128,426	148,429	159,327
Performance Materials [Member]
Segment Reporting Information [Line Items]
Net Sales	147,129				145,274						284,098	92,671	481,823	559,520	568,578	290,240
Depreciation and Amortization												9,698	26,520	33,965	37,827
Operating (loss) Profit	16,641				27,115						48,563	(109,043)	73,588	82,101	30,331	25,480
Operating (loss) Profit	147,129				145,274						284,098	92,671	481,823	559,520	568,578	290,240
Graphic Solutions [Member]
Segment Reporting Information [Line Items]
Net Sales	42,003				44,718						88,026	25,568	145,889	171,700	160,195	82,618
Depreciation and Amortization												3,080	6,315	8,228	8,918
Operating (loss) Profit	(11,035)				9,517						17,845	(86,589)	18,161	32,996	25,617	(15,882)
Operating (loss) Profit	42,003				44,718						88,026	25,568	145,889	171,700	160,195	82,618
UNITED STATES
Segment Reporting Information [Line Items]
Net Sales												31,506	176,390	205,567	187,480
Operating (loss) Profit												$ 31,506	$ 176,390	$ 205,567	$ 187,480

[1]	MacDermid's fourth quarter includes results from October 1, 2013 through October 31, 2013.